Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	$ 675	$ 778
Additions	98	31
Amortisation for the year	(118)	(142)
Impairments for the year		(14)
Transfers and other movements	(31)	22
At the end of the financial year	624	675
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,944
At the end of the financial year	1,827	1,944
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	(1,269)
At the end of the financial year	(1,203)	(1,269)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	247	247
At the end of the financial year	247	247
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	247
At the end of the financial year	247	247
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	428	531
Additions	98	31
Amortisation for the year	(118)	(142)
Impairments for the year		(14)
Transfers and other movements	(31)	22
At the end of the financial year	377	428
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,697
At the end of the financial year	1,580	1,697
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	(1,269)
At the end of the financial year	$ (1,203)	$ (1,269)